UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22192

AIP Multi-Strategy Fund A

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited)

September 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds
Commodity Trading Advisors - Managed Futures
Two Sigma Compass Cayman Fund, Ltd.	6/1/2010	$1,000,000	$1,093,567	4.40%

Total Commodity Trading Advisors - Managed Futures		1,000,000	1,093,567	4.40

Distressed
York Credit Opportunities Unit Trust	5/1/2010	1,250,000	1,206,751	4.86

Total Distressed		1,250,000	1,206,751	4.86

Equity Long/Short - High Hedge
Ascend Partners Fund II, Ltd.	5/1/2010	750,000	731,217	2.94
Diamondback Offshore Fund, Ltd.	5/1/2010	1,000,000	997,580	4.02
Millennium International, Ltd.	5/1/2010	1,250,000	1,281,722	5.16
Prism Partners IV Leveraged Offshore Fund	5/1/2010	750,000	746,183	3.01

Total Equity Long/Short - High Hedge		3,750,000	3,756,702	15.13

Equity Long/Short - Opportunistic
Broadway Gate Offshore Fund, Ltd.	5/1/2010	625,000	614,367	2.47
East Side Capital Offshore, Ltd.	5/1/2010	500,000	510,247	2.05
Lansdowne Global Financials Fund Limited	5/1/2010	1,000,000	897,707	3.61
Lansdowne UK Equity Fund Limited	5/1/2010	1,250,000	1,187,558	4.78
Pelham Long/Short Fund Ltd	5/1/2010	500,000	505,951	2.04
S.A.C. Capital International, Ltd.	5/1/2010	1,000,000	1,014,818	4.09
Seligman Tech Spectrum Fund	5/1/2010	1,250,000	1,203,210	4.85
SR Global Fund Inc - Emerging Markets Portfolio	5/1/2010	625,000	612,643	2.47
Sursum Offshore Fund, Ltd.	5/1/2010	750,000	726,944	2.93

Total Equity Long/Short - Opportunistic		7,500,000	7,273,445	29.29

Event Driven Credit
King Street Europe, Ltd.	5/1/2010	1,000,000	982,041	3.95

Total Event Driven Credit		1,000,000	982,041	3.95

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)
Macro
Brevan Howard Fund Limited	6/1/2010	$1,249,101	$1,272,733	5.12%
Citadel Tactical Trading Ltd.	7/1/2010	1,080,709	1,107,265	4.46
D.E. Shaw Oculus International Fund	5/1/2010	750,000	772,842	3.11
Discovery Global Opportunity Fund, Ltd.	5/1/2010	1,000,000	1,013,558	4.08
Pharo Macro Fund, Ltd.	5/1/2010	1,000,000	969,902	3.91

Total Macro		5,079,810	5,136,300	20.68

Multi-Strategy
Farallon Capital Offshore Investors, Inc.	5/1/2010	1,000,000	1,016,175	4.09
HBK Offshore Fund II L.P.	5/1/2010	1,000,000	1,027,663	4.14
KLS Diversified Fund Ltd.	7/1/2010	800,000	823,390	3.32

Total Multi-Strategy		2,800,000	2,867,228	11.55

Restructurings and Value
Owl Creek Overseas Fund, Ltd.	5/1/2010	875,000	794,709	3.20

Total Restructurings and Value		875,000	794,709	3.20

Statistical Arbitrage
Two Sigma Spectrum Cayman Fund, Ltd.	5/1/2010	624,917	651,986	2.62

Total Statistical Arbitrage		624,917	651,986	2.62

Total Investments in Investment Funds		23,879,727	23,762,729	95.68

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Description	Cost	Fair Value	Percent of Net Assets
Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.27%	$551,285	$551,285	2.22%

Total Short-Term Investments	551,285	551,285	2.22

Total Investments in Investment Funds and Short-Term Investments	$24,431,012	24,314,014	97.90

Other Assets, less Liabilities		520,293	2.10

Total Net Assets		$24,834,307	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	29.29%
Macro	20.68
Equity Long/Short - High Hedge	15.13
Multi-Strategy	11.55
Distressed	4.86
Commodity Trading Advisors - Managed Futures	4.40
Event Driven Credit	3.95
Restructurings and Value	3.20
Statistical Arbitrage	2.62
Short-Term Investments	2.22

Total Investments in Investment Funds and Short-Term Investments	97.90%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of AIP Multi-Strategy Fund A (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from, or on behalf of, Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund’s Prospectus, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-term investments are invested in a money market fund with the Fund’s custodian, State Street Bank and Trust Company. Investments in money market funds are valued at net asset value.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3, if any, as if they occurred as of the beginning of the reporting period. For the period from May 1, 2010 (commencement of operations) to September 30, 2010, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$1,093,567	$—	$1,093,567
Distressed	—	—	1,206,751	1,206,751
Equity Long/Short - High Hedge	—	1,477,400	2,279,302	3,756,702
Equity Long/Short - Opportunistic	—	5,138,309	2,135,136	7,273,445
Event Driven Credit	—	—	982,041	982,041
Macro	—	5,136,300	—	5,136,300
Multi-Strategy	—	1,839,565	1,027,663	2,867,228
Restructurings and Value	—	794,709	—	794,709
Statistical Arbitrage	—	651,986	—	651,986

Total Investment Funds	$—	$16,131,836	$7,630,893	$23,762,729

Short-Term Investments	$—	$551,285	$—	$551,285

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of May 1, 2010 *	$—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	5,893
Purchases	7,625,000
Distributions/sales	—
Transfers into or out of Level 3	—

Balance as of September 30, 2010	$7,630,893

Net change in unrealized appreciation/depreciation from Level 3 investments still held as of September 30, 2010	$5,893

*	Commencement of operations.

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that added new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarified existing disclosure requirements relating to the levels of disaggregation for fair value measurements and inputs and valuation techniques used to measure fair value. Effective May 1, 2010 (commencement of operations), the Fund adopted such amended guidance.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIP Multi-Strategy Fund A

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 19, 2010

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 19, 2010

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 19, 2010